Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.0%	Shares	Value
Australia - 4.7%
BHP Group Ltd.	1,374	$53,969
Commonwealth Bank of Australia	2,533	185,689
Fortescue Metals Group Ltd.	7,458	136,277
National Australia Bank Ltd.	2,303	43,917
Sandfire Resources Ltd.	8,768	44,379
Austria - 0.5%
voestalpine AG	1,155	50,954
Belgium - 0.2%
UCB S.A.	192	20,766
Denmark - 3.5%
AP Moeller-Maersk A/S, Class B	50	138,761
Danske Bank A/S	1,577	27,639
Novo Nordisk A/S, Class B	1,330	123,120
Pandora A/S	190	24,578
Scandinavian Tobacco Group A/S	1,779	36,445
Finland - 2.4%
Nordea Bank Abp	20,170	236,199
France - 6.7%
BNP Paribas S.A.	1,128	68,785
Capgemini S.A.	190	41,069
Cie de Saint-Gobain	1,769	126,446
Eiffage S.A.	740	75,439
Fnac Darty S.A.	630	43,730
Rexel S.A.*	1,413	29,831
Sanofi	575	59,267
Sartorius Stedim Biotech	88	50,234
Societe Generale S.A.	2,067	60,534
TotalEnergies SE	2,550	111,198
Germany - 9.2%
Bayer AG	824	49,093
Bayerische Motoren Werke AG	759	75,469
Daimler AG	1,886	168,306
Deutsche Post AG	2,576	174,579
Deutsche Telekom AG	5,639	117,033
HeidelbergCement AG	859	76,123
Hornbach Holding AG & Co. KGaA	151	16,966
Infineon Technologies AG	2,313	88,390
Merck KGaA	726	148,616
Hong Kong - 2.7%
ASM Pacific Technology Ltd.	3,100	39,970
CK Hutchison Holdings Ltd.	12,500	91,329
Kerry Properties Ltd.	12,500	36,915
Pacific Basin Shipping Ltd.*	140,000	62,402
WH Group Ltd.	50,500	41,843
Israel - 0.6%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	5,800	55,970
Italy - 1.5%
Enel SpA	8,783	80,940
Eni SpA	3,703	43,790
Unipol Gruppo SpA	4,152	22,066
Japan - 28.1%
AGC, Inc.	2,900	124,013
Arcland Sakamoto Co. Ltd.	700	9,656
Central Glass Co. Ltd.	1,300	26,282
Cosmo Energy Holdings Co. Ltd.	800	18,606
FUJIFILM Holdings Corp.	3,100	222,465
Fujitsu Ltd.	600	102,078
Hirogin Holdings, Inc.	2,900	15,605
Hitachi Ltd.	3,600	207,069
Hokkaido Electric Power Co., Inc.	4,000	17,959
Honda Motor Co. Ltd.	2,200	70,659
Ibiden Co. Ltd.	700	37,083
Iida Group Holdings Co. Ltd.	3,800	91,697
ITOCHU Corp.	6,700	198,315
Kajima Corp.	8,000	102,982
Marubeni Corp.	12,000	102,137
Mitsubishi Corp.	2,000	56,097
Mitsubishi UFJ Financial Group, Inc.	15,200	80,297
Mitsui & Co. Ltd.	5,400	123,943
Mizuho Financial Group, Inc.	2,280	32,580
Murata Manufacturing Co. Ltd.	1,000	82,986
NEC Networks & System Integration Corp.	3,600	63,841
Nippon Telegraph & Telephone Corp.	7,100	181,818
Nippon Yusen KK	2,100	113,467
Nomura Holdings, Inc.	9,300	46,571
Ricoh Co. Ltd.	4,300	46,985
Sawai Group Holdings Co. Ltd.	800	34,265
Sekisui House Ltd.	3,700	73,280
SoftBank Group Corp.	600	37,731
Sony Group Corp.	2,400	250,720
Toyota Motor Corp.	2,400	215,461
Netherlands - 5.5%
Aegon N.V.	7,398	31,498
Akzo Nobel N.V.	325	40,146
ASM International N.V.	386	136,996
ASR Nederland N.V.	503	20,672
Koninklijke Ahold Delhaize N.V.	2,414	75,039
Koninklijke Philips N.V.	692	31,908
NN Group N.V.	1,501	74,625
PostNL N.V.	11,263	60,951
Prosus N.V.*	289	25,784
Signify N.V.	918	51,425
Norway - 0.5%
Aker Solutions ASA*	14,362	27,318
Austevoll Seafood ASA	1,682	21,205
Singapore - 1.8%
DBS Group Holdings Ltd.	4,500	100,693
Yangzijiang Shipbuilding Holdings Ltd.	60,600	61,323
Yanlord Land Group Ltd.	15,900	13,136
South Africa - 0.0%
Thungela Resources Ltd.*	158	490
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria S.A.*	5,140	32,904
Iberdrola S.A.	7,103	85,485
Repsol S.A.	1,494	16,364
Telefonica S.A.	8,052	36,837
Sweden - 0.4%
Telefonaktiebolaget LM Ericsson, Class B	3,105	35,814
Switzerland - 10.1%
Alcon, Inc.	1,689	122,958
Julius Baer Group Ltd.	1,661	109,629
Nestle S.A.	762	96,492
Novartis AG	2,146	198,459
Roche Holding AG	267	103,145
Sonova Holding AG	316	124,073
Swiss Life Holding AG	176	90,781
UBS Group AG	7,443	122,629
Zurich Insurance Group AG	85	34,270
United Kingdom - 14.9%
3i Group PLC	6,260	111,261
Anglo American PLC	1,691	74,936
Aviva PLC	8,020	43,073
Barclays PLC	31,201	75,478
Bellway PLC	613	27,988
BP PLC	9,811	39,382
British American Tobacco PLC	1,882	69,997
BT Group PLC*	14,314	34,479
Coca-Cola Europacific Partners PLC	2,217	137,587
Computacenter PLC	1,675	63,319
Ferguson PLC	481	67,431
GlaxoSmithKline PLC	1,885	37,217
Imperial Brands PLC	4,647	99,494
Kingfisher PLC	9,879	50,743
Lloyds Banking Group PLC	63,749	40,307
Persimmon PLC	2,300	92,777
Redrow PLC	2,973	26,562
Rio Tinto PLC	1,061	90,122
Royal Dutch Shell PLC, Class B	2,857	56,452
Royal Mail PLC	2,692	18,861
SSE PLC	4,575	91,727
Standard Chartered PLC	5,617	33,673
Unilever PLC	356	20,489
Vodafone Group PLC	43,292	69,612
Total common stocks (cost $7,632,036)		9,421,690

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Draegerwerk AG & Co. KGaA	132	12,136
Volkswagen AG	667	162,462
Total preferred stocks (cost $123,683)		174,598

EXCHANGE TRADED FUNDS - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF	1,700	135,133
Total exchange traded funds (cost $134,282)		135,133
Total investment portfolio (cost $7,890,001) - 98.2%		9,731,421
Other assets in excess of liabilities - 1.8%		181,203
Total net assets - 100.0%		$9,912,624

* Non-income producing security
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola Europacific Partners PLC, iShares MSCI EAFE ETF, and Teva Pharmaceutical Industries Ltd., Sponsored ADR, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $328,690 and $9,402,731, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.